Income Taxes - Income tax (benefit)/expense on income/(loss)by jurisdiction (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Total current									$ 20,616	$ 14,445
Total deferred					$ (4,603)	$ (3,722)	$ (8,222)	$ (7,204)	(14,967)	(35,738)
Income tax expense	$ 1,644	$ 3,712	$ 3,244	$ 11	$ 3,952	$ 357	$ 5,596	$ 3,601	5,649	(21,293)
U.K.
Income Taxes
U.K., Current									1,014	(142)
U.K., Deferred									85	(427)
U.S.
Income Taxes
U.S. Federal, Current									6,395	5,202
U.S. State, Current									2,146	833
U.S. Federal, Deferred									(5,465)	(10,648)
U.S. State, Deferred									(227)	(142)
Other
Income Taxes
Other, Current									11,061	8,552
Other, Deferred									$ (9,360)	$ (24,521)